PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2013	2014
Vehicles	1,318,007,461	2,216,642,350
In-car equipment	21,344,112	22,997,471
Leasehold improvement	6,981,902	15,820,487
Software	9,406,495	10,498,693
Office furniture and equipment	15,287,077	19,882,685

Property and equipment subject to depreciation	1,371,027,047	2,285,841,686
Less: accumulated depreciation	(377,095,835)	(539,148,608)

Subtotal	993,931,212	1,746,693,078
Construction in progress	68,399,823	193,354,521
Property and equipment, net	1,062,331,035	1,940,047,599

The Company recorded depreciation expense relating to vehicles and in-car equipment of RMB165,198,848, RMB190,462,987 and RMB277,336,281 for the years ended December 31, 2012, 2013 and 2014, respectively, as the vehicle operating expenses in the consolidated statements of comprehensive loss. Depreciation expense of other property and equipment totaled RMB2,007,891, RMB5,858,341 and RMB10,106,785 for the years ended December 31, 2012, 2013 and 2014, respectively, were recorded in the consolidated statements of comprehensive loss as operating expenses.

As of December 31, 2013 and 2014, vehicles and in-car equipment with a total initial cost of RMB523,916,545 and RMB726,565,969, respectively, were used as a collateral in relation to certain long-term borrowing arrangements as disclosed in Note 7.